UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from

June 1, 2015 to August 31, 2015

Commission File Number of issuing entity: 333-98169-01

SLM PRIVATE CREDIT STUDENT LOAN TRUST 2003-B

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-190926-01

NAVIENT CREDIT FUNDING, LLC

(Exact name of depositor as specified in its charter)

NAVIENT SOLUTIONS, INC.

(Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	04-3480392 04-3480392 54-1843973 (I.R.S. Employer Identification Nos.)

c/o The Bank of New York Mellon Trust Company, N.A.

2 N. LaSalle Street, Suite 1020

Chicago, Illinois

60602

(Zip Code)

(Address of principal executive offices

of issuing entity)

(703) 984-6578

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Class A Student Loan Backed Notes	☐	☐	☑
Class B Student Loan Backed Notes	☐	☐	☑

Class C Student Loan Backed Notes	☐	☐	☑

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☑ No ☐

Item 1. Distribution and Pool Performance Information.

On September 15, 2015, SLM Private Credit Student Loan Trust 2003-B (the “Trust”) made its regular quarterly distribution of funds to holders of its Student Loan-Backed Notes. Navient Solutions, Inc., as the administrator, distributed the Quarterly Distribution Report for the Trust for the period June 1, 2015 to August 31, 2015 to the Indenture Trustee, on behalf of the Trust’s noteholders of record. This Quarterly Distribution Report is attached to this Report as Exhibit 99.1. This report as well as other information about the Trust is also available on the Administrator’s website at http://www.navient.com/about/investors/debtasset/slmsltrusts/. There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to the Trust for the distribution period referred to in the second sentence of this paragraph. The depositor of the Trust filed its most recent report on Form ABS-15G on February 3, 2015 (such report is available at www.sec.gov under the depositor’s CIK No. 0001179550).

PART II — OTHER INFORMATION

Item 2. Legal Proceedings. No updates to report.

Item 3. Sales of Securities and Use of Proceeds. None.

Item 4. Defaults Upon Senior Securities. None.

Item 5. Submission of Matters to a Vote of Security Holders. None.

Item 6. Significant Obligors of Pool Assets. No updates to report.

Item 7. Significant Enhancement Provider Information. No updates to report.

Item 8. Other Information. None.

Item 9. Exhibits.

(a)	99.1 Quarterly Distribution Report for SLM Private Credit Student Loan Trust 2003-B in relation to the distribution on September 15, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the Trust has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: September 29, 2015	SLM PRIVATE CREDIT STUDENT LOAN TRUST 2003-B

	By:	NAVIENT SOLUTIONS, INC., the Administrator

	By:	/s/ CHARLES S. BOOHER
	Name:	Charles S. Booher
	Title:	Vice President

INDEX TO EXHIBITS

Exhibit Number	Exhibit

99.1	Quarterly Distribution Report for SLM Private Credit Student Loan Trust 2003-B in relation to the distribution on September 15, 2015.